Borrowings, Components of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current liabilities [abstract]
Current liabilities	$ 60,484	$ 71,983	$ 1,961
Non-current liabilities [abstract]
Non-current liabilities	47,803	11,840	$ 0
Liabilities	108,287	83,823
Mining Hardware Finance [Member]
Current liabilities [abstract]
Current borrowings before capitalized borrowing costs	61,988	7,163
Capitalized borrowing costs, current	(1,774)	(1,116)
Non-current liabilities [abstract]
Non-current borrowings before capitalized borrowing costs	47,421	12,189
Capitalized borrowing costs, non current	(803)	(1,353)
Mining Hardware Finance Accrued Interest [Member]
Current liabilities [abstract]
Current liabilities	189	0
SAFE (Issued 28 October 2020) [Member]
Current liabilities [abstract]
Current liabilities	0	3,130
Convertible Notes [Member]
Current liabilities [abstract]
Current liabilities	0	63,715
Capitalized borrowing costs, current	0	(914)
Lease Liability [Member]
Current liabilities [abstract]
Current liabilities	81	5
Non-current liabilities [abstract]
Non-current liabilities	$ 1,185	$ 1,004